INCOME TAX EXPENSE (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax examination description	On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018
Corporate tax rate	12.00%
Deferred Tax Assets, Valuation Allowance	$ 7,230	$ 7,076
Operating loss carryforwards	$ 7,264	$ 7,110
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax examination description	Net operating losses in the U.S. are available through 2035
Operating loss carryforwards	$ 18,615
Viewbix Israel [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 14,440
Israel Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%